Consumer receivables - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pledged consumer receivables
Disclosure of financial assets [line items]
Amounts written off	$ 173	$ 241